Related-Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended							12 Months Ended			1 Months Ended
	Mar. 23, 2011	Nov. 29, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Quantum Pacific Gibraltar Limited	Dec. 31, 2011 Quantum Pacific Gibraltar Limited	Dec. 31, 2010 Quantum Pacific Gibraltar Limited	Feb. 28, 2012 Quantum Pacific Gibraltar Limited	Dec. 31, 2012 Quantum Pacific Gibraltar Limited Payment Guarantee	Dec. 31, 2011 Quantum Pacific Gibraltar Limited Payment Guarantee	Dec. 31, 2010 Quantum Pacific Gibraltar Limited Payment Guarantee	Mar. 30, 2011 Transocean Pacific Drilling Inc	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor	Dec. 31, 2012 Transocean Pacific Drilling Inc LIBOR
Related Party Transaction [Line Items]
Issuance of shares upon conversion of related-party loan (in shares)					1,115,761
Related-party loan				$ 142,200,000
Conversion of related-party loan into equity	142,800,000	655,000,000
Interest rate															2.00%
Promissory notes to joint venture and accrued interest receivable			0	0
Interest income from Joint Venture			0	495,000	1,973,000
Oversight and management services per drillship per day													4,000
Oversight and management services fee per day													8,000
Management fee income			1,200,000	2,200,000	0
Percentage of ownership interest														50.00%
Fee per annum on outstanding borrowings						0.25%
Guaranty fee						1,300,000	1,900,000	0
Capitalized interest costs										500,000	1,500,000	0
Senior Unsecured Bonds issued				$ 1,725,000,000					$ 40,000,000